Note 20	6 Months Ended
Jun. 30, 2022
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disclosure of non current assets and liabilities and disposal groups classified as held for sale [Text Block]	Non-current assets and disposal groups classified as held for sale and liabilities included in disposal groups classified as held for sale
The composition of the balance under the heading “Non-current assets and disposal groups classified as held for sale and liabilities included in disposal groups classified as held for sale” in the accompanying condensed consolidated balance sheets, broken down by the origin of the assets, is as follows:

Non-current assets and disposal groups classified as held for sale and liabilities included in disposal groups classified as held for sale. Breakdown by items (Millions of Euros)
	June 2022	December 2021
ASSETS
Foreclosures and recoveries	1,178	1,218
Other assets from tangible assets (*)	1,125	563
Companies held for sale	44	41
Other assets classified as held for sale	—	—
Accrued amortization (**)	(102)	(112)
Impairment losses (*)	(1,098)	(650)
Total	1,147	1,061
LIABILITIES
Companies held for sale	—	—
Total	—	—
(*) The variation in 2022 corresponds mainly to the reclassification of offices previously in own use and now closed after the closing of the transaction with Merlin Properties (see Note 16). In 2021 it includes the adjustments due to the closure of the owned offices and the decommissioning of facilities after the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Note 23).
(**) Accumulated depreciation until related asset was reclassified as “Non-current assets and disposal groups classified as held for sale".
Assets and liabilities from discontinued operations
As mentioned in Note 3, the agreement for the sale of the BBVA subsidiary in the United States was announced in 2020 and finally completed on June 1, 2021. The assets and liabilities corresponding to the 37 companies sold were reclassified to the headings “Non-current assets and disposal groups classified as held for sale” and “Liabilities included in disposal groups classified as held for sale” of the consolidated balance sheet; and the earnings of these companies for the six months ended June 30, 2021 were classified under the heading "Profit (loss) after tax from discontinued operations" of the accompanying condensed consolidated income statements.
The condensed consolidated income statements for the first five months of 2021 of the companies sold in the United States are provided below:
Condensed consolidated income statements of companies sold in the United States subsidiary for the period ended June 30, 2021

CONDENSED CONSOLIDATED INCOME STATEMENTS (Millions of Euros)
June 2021
Interest and other income	974
Interest expense	(53)
NET INTEREST INCOME	921
Dividend income	2
Fee and commission income	285
Fee and commission expense	(86)
Gains (losses) on derecognition of financial assets and liabilities not measured at fair value through profit or loss, net	(4)
Gains (losses) on financial assets and liabilities held for trading, net	26
Gains (losses) on non-trading financial assets mandatorily at fair value through profit or loss, net	2
Gains (losses) on financial assets and liabilities designated at fair value through profit or loss, net	2
Gains (losses) from hedge accounting, net	(1)
Exchange differences, net	5
Other operating income	9
Other operating expense	(30)
GROSS INCOME	1,132
Administration costs	(661)
Depreciation and amortization	(80)
Provisions or reversal of provisions	4
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification	(66)
NET OPERATING INCOME	330
Impairment or reversal of impairment on non-financial assets	—
Gains (losses) on derecognition of non-financial assets and subsidiaries, net	(2)
Gains (losses) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations	3
PROFIT (LOSS) BEFORE TAX	330
Tax expense or income related to profit or loss	(80)
PROFIT (LOSS) AFTER TAX	250
Profit (loss) after tax from the sale	29
PROFIT (LOSS) FOR THE PERIOD	280
ATTRIBUTABLE TO MINORITY INTEREST (NON-CONTROLLING INTEREST)	—
ATTRIBUTABLE TO OWNERS OF THE PARENT	280